UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Round Table Services, LLC
Address: 319 Lenox Avenue
         Westfield, NJ  07090

13F File Number:  028-12173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Cheng
Title:     Chief Compliance Officer
Phone:     908-789-7310

Signature, Place, and Date of Signing:

  /s/  Christopher Cheng     Westfield, NJ     May 11, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $53,686 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      316     6000 SH       SOLE                        0        0     6000
APPLE INC                      COM              037833100      477     2030 SH       SOLE                        0        0     2030
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      487        4 SH       SOLE                        0        0        4
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      276     3400 SH       SOLE                        0        0     3400
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104      303    10186 SH       SOLE                        0        0    10186
CIGNA CORP                     COM              125509109      229     6256 SH       SOLE                        0        0     6256
CISCO SYS INC                  COM              17275R102      625    24000 SH       SOLE                        0        0    24000
CITIGROUP INC                  COM              172967101       42    10415 SH       SOLE                        0        0    10415
DUKE REALTY CORP               COM NEW          264411505      522    42061 SH       SOLE                        0        0    42061
EXXON MOBIL CORP               COM              30231G102      744    11108 SH       SOLE                        0        0    11108
ISHARES INC                    MSCI PAC J IDX   464286665      308     7158 SH       SOLE                        0        0     7158
ISHARES TR                     MSCI ACWI EX     464288240     2237    53649 SH       SOLE                        0        0    53649
ISHARES TR INDEX               BARCLY USAGG B   464287226      766     7350 SH       SOLE                        0        0     7350
ISHARES TR INDEX               BARCLYS TIPS BD  464287176     1528    14707 SH       SOLE                        0        0    14707
ISHARES TR INDEX               FTSE XNHUA IDX   464287184      294     6983 SH       SOLE                        0        0     6983
ISHARES TR INDEX               MSCI EAFE IDX    464287465     8107   144822 SH       SOLE                        0        0   144822
ISHARES TR INDEX               MSCI EMERG MKT   464287234     1469    34885 SH       SOLE                        0        0    34885
ISHARES TR INDEX               RUSSELL 1000     464287622     8010   123956 SH       SOLE                        0        0   123956
ISHARES TR INDEX               RUSSELL 2000     464287655     5086    75014 SH       SOLE                        0        0    75014
ISHARES TR INDEX               RUSSELL 3000     464287689      279     4054 SH       SOLE                        0        0     4054
ISHARES TR INDEX               RUSSELL MIDCAP   464287499     1822    20419 SH       SOLE                        0        0    20419
ISHARES TR INDEX               RUSSELL1000GRW   464287614      458     8811 SH       SOLE                        0        0     8811
ISHARES TR INDEX               RUSSELL1000VAL   464287598     3208    52536 SH       SOLE                        0        0    52536
ISHARES TR INDEX               S&P 100 IDX FD   464287101      262     4895 SH       SOLE                        0        0     4895
ISHARES TR INDEX               S&P LTN AM 40    464287390     2906    60212 SH       SOLE                        0        0    60212
ISHARES TR INDEX               S&P SMLCAP 600   464287804     1468    24695 SH       SOLE                        0        0    24695
JOHNSON & JOHNSON              COM              478160104      548     8398 SH       SOLE                        0        0     8398
JPMORGAN CHASE & CO            COM              46625h100      347     7761 SH       SOLE                        0        0     7761
NGP CAP RES CO                 COM              62912R107      106    12400 SH       SOLE                        0        0    12400
OMNICOM GROUP INC              COM              681919106      487    12560 SH       SOLE                        0        0    12560
PIONEER FLOATING RATE TR       COM              72369J102      327    26832 SH       SOLE                        0        0    26832
POWERSHARES ETF TRUST          FINL PFD PTFL    73935X229      997    57534 SH       SOLE                        0        0    57534
SEACOR HOLDINGS INC            COM              811904101     1633    20250 SH       SOLE                        0        0    20250
SPDR GOLD TRUST                GOLD SHS         78463v107      624     5725 SH       SOLE                        0        0     5725
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      444     6485 SH       SOLE                        0        0     6485
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     5563   125186 SH       SOLE                        0        0   125186
VANGUARD WORLD FDS             CONSUM STP ETF   92204A207      381     5460 SH       SOLE                        0        0     5460